GOODWILL (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross amount	$ 327,895,884	$ 327,895,884
Less: Accumulated impairment	(327,895,884)	(218,955,451)
Goodwill	$ 0	$ 108,940,433	$ 221,337,157